CLAYMORE EXCHANGE-TRADED FUND TRUST 2


      Claymore/Clear Global Exchanges, Brokers & Assets Managers Index ETF
                                  (the "Fund")


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE LISTED FUND:


Effective June 15, 2009, the name of the Fund will change to Claymore/Beacon Global Exchanges, Brokers & Assets Managers Index ETF.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

April 6, 2009

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                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2


               Claymore/Clear Global Timber Index ETF (the "Fund")

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE LISTED FUND:


Effective June 15, 2009, the name of the Fund will change to Claymore/Beacon Global Timber Index ETF.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

April 6, 2009